Long-Term Debt - Additional information (Detail) (USD $)	1 Months Ended	12 Months Ended											1 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended
	Nov. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Including Acquisition Bridge Debt	Dec. 31, 2013 Excluding Acquisition Bridge Debt	Dec. 31, 2013 Unrestricted Cash Reduction Minimum	Dec. 31, 2013 Unrestricted Cash Reduction Maximum	Dec. 31, 2013 6.6% Senior Notes, Due 2018	Dec. 31, 2013 6.25% Senior Notes, Due 2037	Dec. 31, 2013 AR Credit Facility	Nov. 29, 2013 Term Loan Facility	Nov. 29, 2013 Revolving Facility	Dec. 31, 2013 Revolving Facility	Dec. 31, 2012 Revolving Facility	Dec. 31, 2013 Previous Term Loan	Dec. 31, 2013 New Term Loan Facility	Dec. 31, 2013 New Term Loan Facility 2014	Dec. 31, 2013 New Term Loan Facility 2015	Dec. 31, 2013 New Term Loan Facility There After	Apr. 30, 2013 Trade Receivable Credit Facility	Dec. 31, 2013 Trade Receivable Credit Facility	Apr. 30, 2013 Trade Receivable Credit Facility London Interbank Offered Rate(LIBOR)	Apr. 30, 2013 Trade Receivable Credit Facility Minimum
Debt Instrument
Credit facility commitment	$ 600,000,000	$ 10,000,000										$ 250,000,000	$ 350,000,000								$ 150,000,000
Senior unsecured revolving facility, maturity period													5 years
Debt instrument maturity period	2018								2018	2037
Outstanding borrowing under credit facility		2,507,000									100,000,000			2,507,000	2,507,000	240,000,000	250,000,000					234,101,000
Additional amount borrowed under the credit facility																	10,000,000
Quarterly principal payment under under the term loan facility																		1.25%	1.25%	1.875%
Debt instrument maturity period																	Nov. 29, 2018
Debt instrument maturity period									April 15, 2018	May 1, 2037	April 20, 2013
Credit facility, LIBOR plus rate																							0.60%
Credit facility, additional commitment amount																					100,000,000			25,000,000
Credit facility, maturity date																					Apr. 19, 2014
Interest rate on notes									6.60%	6.25%
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs		101.00%
Debt covenant					3.50x	3.75x
Reduction of consolidated debt in the debt ratio calculation							50,000,000
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation								200,000,000
Additional interest expense		1,108,000	1,034,000	963,000
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements									$ 1,200,000